SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: [ X ]; Amendment Number: _1___________

         This Amendment (Check only one):    [ x ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: 028_ 13637_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati, Ohio     September 20, 2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           77
                                        -------------

Form 13F Information Table Value Totals     $452,921
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
			MARKET
	TITLE OF		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	(/ $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
APACHE CORP COM	Com	37411105	629	6200	SH		SOLE		0	0	6200
AVERY DENNISON CORP CM	Com	53611109	146	4000	SH		SOLE		0	0	4000
BANCO SANTANDER SA COM	Com	05964H105	8638	650951	SH		SOLE		0	0	650951
BARRICK GOLD CORP COM	Com	67901108	4256	111000	SH		SOLE		0	0	111000
BRISTOL-MYERS SQUIBB CM	Com	110122108	7224	270550	SH		SOLE		0	0	270550
CHEVRON CORP COM	Com	166764100	9000	118690	SH		SOLE		0	0	118690
CHUBB CORP COM	Com	171232101	9022	174000	SH		SOLE		0	0	174000
CIMAREX ENERGY CO COM	Com	171798101	653	11000	SH		SOLE		0	0	11000
CINCINNATI FINANCIAL CORP COM	Com	172062101	366	12669	SH		SOLE		0	0	12669
CISCO SYSTEMS INC COM	Com	17275R102	456	17500	SH		SOLE		0	0	17500
CLEAN DIESEL TECHNOLOGIES INC COM	Com	18449C302	1	380	SH		SOLE		0	0	380
COCA COLA CO COM	Com	191216100	3625	65900	SH		SOLE		0	0	65900
CONOCOPHILLIPS CORP COM	Com	20825C104	9196	179720	SH		SOLE		0	0	179720
CONSOL ENERGY INC COM	Com	20854P109	43	998	SH		SOLE		0	0	998
COSTCO WHOLESALE CORPORATION COM	Com	22160K105	6998	117194	SH		SOLE		0	0	117194
COVIDIEN PLC ORD	Com	G2554F105	176	3500	SH		SOLE		0	0	3500
CSX CORP COM	Com	126408103	81	1600	SH		SOLE		0	0	1600
ELI LILLY & CO COM	Com	532457108	217	6000	SH		SOLE		0	0	6000
EXXON MOBIL CORPORATION COM	COM	30231G102	1	21	SH		SOLE		0	0	21
FIRST FINANCIAL BANCORP (OH) COM	Com	320209109	3432	193019	SH		SOLE		0	0	193019
FOSTER WHEELER AG COM	Com	H27178104	39	1450	SH		SOLE		0	0	1450
GENERAL MILLS INC COM	Com	370334104	6359	89828	SH		SOLE		0	0	89828
GENEREX BIOTECHNOLOGY CORP COM	Com	371485103	5	10000	SH		SOLE		0	0	10000
HEINZ H J CO COM	Com	423074103	235	5160	SH		SOLE		0	0	5160
HEWLETT PACKARD CO COM	Com	428236103	7085	133300	SH		SOLE		0	0	133300
HONEYWELL INTERNATIONAL INC COM	Com	438516106	9816	216830	SH		SOLE		0	0	216830
HRPT PROPERTIES TRUST COM	Com	40426W101	7356	945496	SH		SOLE		0	0	945496
HUNTINGTON BANCSHARES INC COM	Conv	446150401	2390	2439	SH		SOLE		0	0	2439
INTEL CORP COM	Com	458140100	9671	433894	SH		SOLE		0	0	433894
ISHARES MSCI AUSTRALIA	ETF	464286103	96	4013	SH		SOLE		0	0	4013
ISHARES MSCI EMERGING MKTS	ETF	464287234	383	9085	SH		SOLE		0	0	9085
ISHARES MSCI HONG KONG	ETF	464286871	23	1414	SH		SOLE		0	0	1414
ISHARES MSCI NETHERLANDS	ETF	464286814	50	2443	SH		SOLE		0	0	2443
ISHARES MSCI SINGAPORE	ETF	464286673	16	1367	SH		SOLE		0	0	1367
ISHARES MSCI SWITZERLAND	ETF	464286749	127	5489	SH		SOLE		0	0	5489
ISHARES RUSSELL 3000 GROWTH FUND	ETF	464287671	0	10	SH		SOLE		0	0	10
JOHNSON & JOHNSON COM	Com	478160104	6011	92200	SH		SOLE		0	0	92200
KIMBERLY CLARK CORP COM	Com	494368103	509	8100	SH		SOLE		0	0	8100
KRAFT FOODS INC CL A	Com	50075N104	8	276	SH		SOLE		0	0	276
KROGER CO COM	Com	501044101	178	8224	SH		SOLE		0	0	8224
LIFE PARTNERS HOLDINGS INC COM	Com	53215T106	697	31418	SH		SOLE		0	0	31418
MAG SILVER CORP COM	Com	55903Q104	2	300	SH		SOLE		0	0	300
MARKET VECTORS VIETNAM ETF	EFT	57060U761	1974	78450	SH		SOLE		0	0	78450
MEDTRONIC INC COM	Com	585055106	360	8000	SH		SOLE		0	0	8000
MEMC ELECTRONICS MATERIALS COM	Com	552715104	3107	202700	SH		SOLE		0	0	202700
MERCK & CO INC. COM	COM	589331107	10067	269527	SH		SOLE		0	0	269527
MERIDIAN BIOSCIENCE INC COM	Com	589584101	1903	93400	SH		SOLE		0	0	93400
MILLIPORE CORP COM	Com	601073109	422	4000	SH		SOLE		0	0	4000
MIRANT TR ESCROW CNV PFD 6.25% SER A	CNV PFD	60467R126	0	2000	SH		SOLE		0	0	2000
MMM CO COM	Com	88579Y101	284	3400	SH		SOLE		0	0	3400
MORGAN JP,  CHASE & CO COM	Com	46625H100	1703	38058	SH		SOLE		0	0	38058
MORGAN STANLEY COM	Com	617446448	5945	202960	SH		SOLE		0	0	202960
NATIONAL GRID PLC COM	COM	636274300	5075	104100	SH		SOLE		0	0	104100
NORFOLK SOUTHERN CORP COM	Com	655844108	9428	168694	SH		SOLE		0	0	168694
OILSANDS QUEST INC COM	Com	678046103	7	10000	SH		SOLE		0	0	10000
ONEOK INC CM (NEW)	Com	682680103	1817	39800	SH		SOLE		0	0	39800
ORACLE CORP COM	Com	68389X105	9721	378100	SH		SOLE		0	0	378100
PEPSICO INC COM	Com	713448108	3963	59900	SH		SOLE		0	0	59900
PFIZER INC COM	Com	717081103	3871	225700	SH		SOLE		0	0	225700
PHARMATHENE INC COM	Com	717146102	7	5000	SH		SOLE		0	0	5000
PIEDMONT NATURAL GAS CO, INC COM	Com	720186105	110	4000	SH		SOLE		0	0	4000
PITNEY BOWES INC COM	Com	724479100	152	6200	SH		SOLE		0	0	6200
PNC FINL CORP COM	Com	693475105	4156	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	4081	168500	SH		SOLE		0	0	168500
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	8252	350850	SH		SOLE		0	0	350850
PROCTER GAMBLE CO COM	Com	742718109	218986	3461142	SH		SOLE		0	0	3461142
QUALCOMM INC COM	Com	747525103	4064	96848	SH		SOLE		0	0	96848
ROYAL DUTCH SHELL PLC COM CLASS A	ADR	780259206	185	3200	SH		SOLE		0	0	3200
RPM INTERNATIONAL INC COM	Com	749685103	617	28900	SH		SOLE		0	0	28900
SMUCKER J M CO COM	Com	832696405	3629	60220	SH		SOLE		0	0	60220
SOUTHWEST AIRLINES CO COM	Com	844741108	7127	539100	SH		SOLE		0	0	539100
SPDR TR S&P 500 ETF TRUST	SPY	78462F103	10	88	SH		SOLE		0	0	88
TD AMERITRADE HOLDING CORP COM	Com	87236Y108	1016	53300	SH		SOLE		0	0	53300
TELEFLEX INC COM	Com	879369106	218	3400	SH		SOLE		0	0	3400
TIME WARNER INC COM	Com	887323207	9485	303311	SH		SOLE		0	0	303311
TORONTO DOMINION BK ONT COM NEW	Com	891160509	7279	97600	SH		SOLE		0	0	97600
VERIZON COMMUNICATIONS COM	Com	92343v104	8682	279900	SH		SOLE		0	0	279900